Subsequent Events (Details) - Schedule of Fair Value of the Elements Transactions	Sep. 30, 2023 shares
Subsequent Events [Line Items]
Fair value of consideration transferred	65,372,812
Total fair value of assets acquired and liabilities assumed	6,233,240
Listing expense	59,139,572
Common Shares [Member]
Subsequent Events [Line Items]
Fair value of consideration transferred	55,257,187
Class A Non-Voting Special Shares [Member]
Subsequent Events [Line Items]
Fair value of consideration transferred	10,115,625
Cash [Member]
Subsequent Events [Line Items]
Total fair value of assets acquired and liabilities assumed	19,477,645
Accounts Payable and Accrued Liabilities [Member]
Subsequent Events [Line Items]
Total fair value of assets acquired and liabilities assumed	(11,497,830)
Warrant Liability [Member]
Subsequent Events [Line Items]
Total fair value of assets acquired and liabilities assumed	(1,746,575)	[1]

[1]	Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants.